FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INCOME
Income from short-term investments	R$ 87,241	R$ 68,721	R$ 85,153
Interest income and other financial income	135,972	135,279	141,462
Financial Income	223,213	204,000	226,615
Interest on debt	(938,120)	(1,177,686)	(1,323,448)
Monetary variation and other financial expenses	(531,634)	(401,655)	(402,836)
Financial expenses	(1,469,754)	(1,579,341)	(1,726,284)
Bonds repurchases		(223,925)
Exchange Variation, net	(247,555)	(322,621)	(4,057)
Reversal of monetary update of contingent liabilities, net			369,819
Gains and losses on financial instruments, net	(15,118)	32,092	(9,441)
Financial result, net	R$ (1,509,214)	R$ (1,889,795)	R$ (1,143,348)